Taxation - Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets, Net [Abstract]
Total deferred tax assets, net	[1]	$ 0	$ 0
Deferred Tax Liabilities, Net [Abstract]
Within one year		180	176
After one year		750	909
Total deferred tax liabilities		$ 930	$ 1,085

[1]	As of December 31, 2020 and 2021, the deferred tax liabilities balances are expected to be recoverable as follows: